Retirement Benefit Arrangements (Details - Other Details) - Zurich Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Plan Assets [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ (37,105)	$ (64,342)	$ (57,941)
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	7,000
Defined Benefit Plan Other Details [Abstract]
Net amounts recognized in accumulated other comprehensive income	9,000	34,000
Tax on amounts recognized in accumulated other comprehensive income	2,000	10,000
Net periodic benefit cost	10,000	11,000	$ 10,000
Significant other observable inputs (Level 2) | Insured Funds [Member]
Defined Benefit Plan Plan Assets [Line Items]
Fair value of plan assets at end of year	$ 124,687	$ 120,812